Borrowings and financing (Details 6) R$ in Thousands	Dec. 31, 2022 BRL (R$) [1]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 3,789
Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	1,079
Brazilian Developments Bank B N D E S [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	255
Inter American Development Bank B I D [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	1,178
International Bank For Reconstruction And Developmenst [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	1,259
Others1 [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 18

[1]	Brazilian Central Bank’s exchange sell rate as of December 30, 2022 (US$ 1.00 = R$ 5.2177; ¥ 1.00 = R$ 0.03957).